Organization, Business and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended																12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012 Minimum [Member]	Jan. 31, 2012 Maximum [Member]	Jan. 31, 2012 Maximum [Member] Computer Software, Intangible Asset [Member]	Jan. 31, 2012 Maximum [Member] Computer Software Intangible Asset Developed For Sale [Member]	Jan. 31, 2012 Fixtures and equipment [Member]	Jan. 31, 2012 Software and Software Development Costs [Member]	Jan. 31, 2012 Building [Member]	Jan. 31, 2012 Leasehold Improvements [Member]	Jan. 31, 2012 Revenues [Member]	Jan. 31, 2011 Revenues [Member]	Jan. 31, 2010 Revenues [Member]	Jan. 31, 2012 Accounts Receivable [Member]	Jan. 31, 2011 Accounts Receivable [Member]	Jan. 31, 2012 Verint [Member]	Jan. 31, 2011 Verint [Member]	Jan. 31, 2012 Starhome [Member]	Jan. 31, 2012 Common Stock [Member]	Jan. 31, 2011 Common Stock [Member]	Jan. 31, 2010 Common Stock [Member]	Oct. 31, 2012 Subsequent Event [Member]	Jan. 31, 2012 Subsequent Event [Member]
Minimum number of wireless and wireline network communication service provider customers	450
Minimum number of countries in which entity operates	125
Total numbers of largest wireless network operators	100
Distribution percentage of common shares to CTI's shareholders in spin-off																						100.00%	100.00%
Equity method investment, ownership percentage																41.80%		66.50%
Voting power																52.70%
Subsidiaries percentage of equity interest in consolidated variable interest entity																50.00%
Noncontrolling interest percentages	33.50%															58.20%	56.10%
Minimum useful life of property, plant and equipment							3	3	25	1
Maximum useful life of property, plant and equipment							10	4	30	20
Customer concentration risk percentage											10.00%	10.00%	10.00%	10.00%	10.00%
Additional revenue recognized under new guidance	$ 40.9
Estimated Product Life			5 years	8 years
Deferred revenue recognized under new guidance	$ 19.3	$ 8.2
Maximum useful life of finite-lived intangible assets					4	7
Tax rate for various jurisdictions	0.00%
Sufficient cash available	Next 12 Months
Repurchase of common stock																			667,971	248,982	47,901